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Schedule of Investments
(unaudited)
Franklin Real Estate Securities Fund 2
Notes to Schedule of Investments 4

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), January 31, 2026
Franklin Real Estate Securities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.6%
Data Center REITs 11.3%
Digital Realty Trust, Inc. ................................ United States 66,926 $ 11,106,370
Equinix, Inc. ......................................... United States 18,268 14,996,749
26,103,119
Diversified REITs 2.5%
Broadstone Net Lease, Inc. .............................. United States 144,114 2,667,550
Essential Properties Realty Trust, Inc. ...................... United States 104,966 3,186,768
5,854,318
Health Care REITs 16.1%
American Healthcare REIT, Inc. ........................... United States 46,787 2,194,778
Sabra Health Care REIT, Inc. ............................ United States 170,689 3,197,005
Ventas, Inc. .......................................... United States 98,357 7,639,388
Welltower, Inc. ....................................... United States 127,765 24,065,816
37,096,987
Hotel & Resort REITs 2.6%
Pebblebrook Hotel Trust ................................ United States 140,221 1,601,324
Ryman Hospitality Properties, Inc. ......................... United States 26,880 2,545,536
Sunstone Hotel Investors, Inc. ............................ United States 216,791 1,901,257
6,048,117
Industrial REITs 12.0%
EastGroup Properties, Inc. .............................. United States 25,470 4,626,371
First Industrial Realty Trust, Inc. .......................... United States 79,085 4,589,302
Prologis, Inc. ......................................... United States 117,641 15,359,209
Terreno Realty Corp. ................................... United States 48,409 2,979,090
27,553,972
Multi-Family Residential REITs 8.1%
AvalonBay Communities, Inc. ............................ United States 47,348 8,412,319
Camden Property Trust ................................. United States 66,895 7,294,900
a
GO Residential Real Estate Investment Trust , 144A , Reg S ...... United States 78,439 841,650
Independence Realty Trust, Inc. .......................... United States 129,497 2,162,600
18,711,469
Office REITs 3.4%
BXP, Inc. ............................................ United States 29,480 1,906,472
Cousins Properties, Inc. ................................ United States 110,144 2,780,034
Highwoods Properties, Inc. .............................. United States 66,749 1,725,462
SL Green Realty Corp. ................................. United States 31,296 1,401,435
7,813,403
Other Specialized REITs 2.5%
Iron Mountain, Inc. .................................... United States 63,258 5,827,959
Real Estate Services 3.6%
b
CBRE Group, Inc. , A ................................... United States 41,956 7,146,365
Newmark Group, Inc. , A ................................ United States 64,331 1,147,022
8,293,387
Retail REITs 17.5%
Agree Realty Corp. .................................... United States 32,554 2,351,375
Brixmor Property Group, Inc. ............................. United States 210,653 5,643,394
InvenTrust Properties Corp. .............................. United States 65,363 1,921,019
Macerich Co. (The) .................................... United States 151,474 2,867,403
NETSTREIT Corp. .................................... United States 234,968 4,426,797

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
Realty Income Corp. ................................... United States 182,064 $ 11,135,034
Regency Centers Corp. ................................. United States 77,333 5,635,256
Simon Property Group, Inc. .............................. United States 33,332 6,376,745
40,357,023
Self-Storage REITs 5.1%
CubeSmart .......................................... United States 84,725 3,179,729
Extra Space Storage, Inc. ............................... United States 46,407 6,402,774
Smartstop Self Storage REIT, Inc. ......................... United States 67,206 2,112,957
11,695,460
Single-Family Residential REITs 4.9%
American Homes 4 Rent , A .............................. United States 209,801 6,570,967
Equity LifeStyle Properties, Inc. ........................... United States 74,225 4,688,793
11,259,760
Telecom Tower REITs 8.4%
American Tower Corp. .................................. United States 57,147 10,245,314
Crown Castle, Inc. ..................................... United States 105,300 9,141,093
19,386,407
Timber REITs 1.6%
Weyerhaeuser Co. .................................... United States 142,355 3,669,912
Total Common Stocks (Cost $ 156,346,864 ) .....................................
229,671,293
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
c,d
Franklin Institutional U.S. Government Money Market Fund , 3.603 % United States 1,125,313 1,125,313
Total Money Market Funds (Cost $ 1,125,313 ) ...................................
1,125,313
Total Short Term Investments (Cost $ 1,125,313 ) .................................
1,125,313
a
Total Investments (Cost $ 157,472,177 ) 100.1% ..................................
$230,796,606
Other Assets, less Liabilities (0.1) % ...........................................
(299,659)
Net Assets 100.0% ...........................................................
$230,496,947
See Abbreviations on page 5 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the value of this security was
$841,650, representing 0.4% of net assets.
b
Non-income producing.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026, the Fund held investments in affiliated management investment companies as follows:

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.603% ............ $1,190,280 $28,279,546 $(28,344,513) $— $— $1,125,313 1,125,313 $38,618
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.603% ............ $— $7,202,000 $(7,202,000) $— $— $— — $7,033
Total Affiliated Securities ... $1,190,280 $35,481,546 $(35,546,513) $— $— $1,125,313 $45,651
Selected Portfolio
REIT Real Estate Investment Trust
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.